Restructuring	12 Months Ended
Dec. 29, 2013
Restructuring and Related Activities [Abstract]
Restructuring
Restructuring
In 2011, Cordis Corporation, a subsidiary of Johnson & Johnson, announced the discontinuation of its clinical development program for the NEVO™ Sirolimus-Eluting Coronary Stent and cessation of the manufacture and marketing of CYPHER® and CYPHER SELECT® Plus Sirolimus-Eluting Coronary Stents by the end of 2011. The Company recorded a pre-tax charge of $0.7 billion, of which $0.1 billion was included in cost of products sold. The Cordis restructuring program has been substantially completed. The restructuring charge was recorded in the Medical Devices and Diagnostics segment.